Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 18)	$ 1,417	$ 1,519
Pension benefit liability (Note 18)	547	981
Environmental liabilities (Note 19)	139	168
Due to related parties (Note 26)	12	13
Asset retirement obligations (Note 21)	10	9
Other liabilities	10	17
Other long-term liabilities	$ 2,135	$ 2,707